UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  AUGUST 31, 2008



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED AUGUST 31, 2008

[LOGO OF USAA]
 USAA(R)









                             USAA INTERNATIONAL Fund


                      1ST QUARTER Portfolio of Investments


                                 AUGUST 31, 2008








                                                                      (Form N-Q)


48050-1008                                   (c)2008, USAA. All rights reserved.
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USAA INTERNATIONAL FUND
AUGUST 31, 2008 (UNAUDITED)


                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES  SECURITY                                                    (000)
--------------------------------------------------------------------------------

               EQUITY SECURITIES (98.3%)

               COMMON STOCKS (97.6%)

               CONSUMER DISCRETIONARY (13.5%)
               ------------------------------
               ADVERTISING (1.7%)
     2,349,290 WPP Group plc (a)                                   $      22,940
                                                                 ---------------
               APPAREL & ACCESSORIES & LUXURY GOODS (5.7%)
     1,200,200 Burberry Group plc (a)                                      9,795
       163,300 Compagnie Financiere Richemont S.A. (a)                     9,520
       516,840 LVMH Moet Hennessy Louis Vuitton S.A.  (a)                 54,960
                                                                 ---------------
                                                                          74,275
                                                                 ---------------
               AUTOMOBILE MANUFACTURERS (0.7%)
       220,720 Bayerische Motoren Werke AG (a)                             9,044
                                                                 ---------------
               CASINOS & GAMING (1.5%)
     1,953,141 Ladbrokes plc (a)                                           8,034
     2,140,110 William Hill plc (a)                                       11,018
                                                                 ---------------
                                                                          19,052
                                                                 ---------------
               DISTRIBUTORS (0.7%)
     2,998,400 Li & Fung Ltd. (a)                                          9,175
                                                                 ---------------
               MOVIES & ENTERTAINMENT (0.8%)
       273,360 Vivendi S.A. (a)                                           10,572
                                                                 ---------------
               PUBLISHING (1.6%)
       850,370 Wolters Kluwer N.V. (a)                                    20,664
                                                                 ---------------
               TIRES & RUBBER (0.8%)
       590,000 Bridgestone Corp. (a)                                       9,908
                                                                 ---------------
               Total Consumer Discretionary                              175,630
                                                                 ---------------

               CONSUMER STAPLES (18.1%)
               ------------------------
               BREWERS (3.2%)
     1,554,300 Grupo Modelo S.A. de C.V. "C"                               7,448
       731,950 Heineken N.V. (a), (b)                                     34,356
                                                                 ---------------
                                                                          41,804
                                                                 ---------------
               DISTILLERS & VINTNERS (4.1%)
     1,806,820 Diageo plc (a)                                             33,439
       215,146 Pernod Ricard S.A. (a)                                     20,128
                                                                 ---------------
                                                                          53,567
                                                                 ---------------
               FOOD RETAIL (0.7%)
     1,338,519 Tesco plc (a)                                               9,286
                                                                 ---------------
               HOUSEHOLD PRODUCTS (5.5%)
     1,057,000 Kao Corp. (a)                                              29,914
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USAA INTERNATIONAL FUND
AUGUST 31, 2008 (UNAUDITED)


                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES  SECURITY                                                    (000)
--------------------------------------------------------------------------------
       822,670 Reckitt Benckiser plc (a)                           $      41,612
                                                                 ---------------
                                                                          71,526
                                                                 ---------------
               PACKAGED FOODS & MEAT (4.6%)
     1,371,379 Nestle S.A. (a)                                            60,433
                                                                 ---------------
               Total Consumer Staples                                    236,616
                                                                 ---------------

               ENERGY (6.3%)
               -------------
               INTEGRATED OIL & GAS (4.5%)
       738,900 Royal Dutch Shell plc "A" (a)                              25,829
       463,356 Total S.A. ADR                                             33,306
                                                                 ---------------
                                                                          59,135
                                                                 ---------------
               OIL & GAS EXPLORATION & PRODUCTION (1.8%)
         2,180 INPEX Holdings, Inc. (a)                                   23,584
                                                                 ---------------
               Total Energy                                               82,719
                                                                 ---------------

               FINANCIALS (12.1%)
               ------------------
               ASSET MANAGEMENT & CUSTODY BANKS (1.6%)
       349,887 Julius Baer Holding AG "B" (a)                             21,312
                                                                 ---------------
               CONSUMER FINANCE (0.5%)
       582,400 Aeon Credit Service Co. Ltd. (a)                            6,663
                                                                 ---------------
               DIVERSIFIED BANKS (4.9%)
     2,099,769 Banca Intesa S.p.A. (a)                                    11,284
       404,450 Erste Bank der Oesterreichischen Sparkassen
                  AG (a)                                                  24,331
       648,970 HSBC Holdings plc (a)                                      10,223
        39,560 Komercni Banka A.S. (a)                                     8,742
       345,600 Standard Chartered plc (a)                                  9,398
                                                                 ---------------
                                                                          63,978
                                                                 ---------------
               MULTI-LINE INSURANCE (2.7%)
     1,087,550 AXA S.A. (a)                                               34,899
                                                                 ---------------
               PROPERTY & CASUALTY INSURANCE (0.4%)
       227,738 QBE Insurance Group Ltd. (a)                                4,667
                                                                 ---------------
               REINSURANCE (1.1%)
       240,937 Swiss Re (a)                                               14,874
                                                                 ---------------
               SPECIALIZED FINANCE (0.9%)
       126,000 Deutsche Boerse AG (a)                                     11,954
                                                                 ---------------
               Total Financials                                          158,347
                                                                 ---------------

               HEALTH CARE (9.4%)
               ------------------
               BIOTECHNOLOGY (0.7%)
       158,489 Actelion Ltd. *(a), (b)                                     9,083
                                                                 ---------------
               HEALTH CARE EQUIPMENT (1.9%)
       183,380 Synthes, Inc. (a)                                          25,352
                                                                 ---------------
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USAA INTERNATIONAL FUND
AUGUST 31, 2008 (UNAUDITED)


                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES  SECURITY                                                    (000)
--------------------------------------------------------------------------------
               PHARMACEUTICALS (6.8%)
       505,590 GlaxoSmithKline plc (a)                             $      11,900
       202,105 Merck KgaA (a)                                             23,174
       317,200 Roche Holdings AG (a), (b)                                 53,471
                                                                 ---------------
                                                                          88,545
                                                                 ---------------
               Total Health Care                                         122,980
                                                                 ---------------

               INDUSTRIALS (9.8%)
               ------------------
               AIR FREIGHT & LOGISTICS (2.3%)
       802,710 TNT N.V. (a), (b)                                          29,853
                                                                 ---------------
               ELECTRICAL COMPONENTS & EQUIPMENT (4.0%)
       620,402 Legrand S.A. (a)                                           15,872
       359,646 Schneider Electric S.A. (a)                                36,209
                                                                 ---------------
                                                                          52,081
                                                                 ---------------
               INDUSTRIAL CONGLOMERATES (1.4%)
       911,934 Smiths Group plc (a)                                       18,974
                                                                 ---------------
               INDUSTRIAL MACHINERY (0.9%)
       158,700 FANUC Ltd. (a)                                             11,780
                                                                 ---------------
               RAILROADS (1.2%)
       289,742 Canadian National Railway Co. (b)                          15,220
                                                                 ---------------
               Total Industrials                                         127,908
                                                                 ---------------

               INFORMATION TECHNOLOGY (10.3%)
               ------------------------------
               ELECTRONIC EQUIPMENT & INSTRUMENTS (2.4%)
        78,600 Hirose Electric Co. Ltd.  (a)                               7,646
       821,200 HOYA Corp. (a)                                             16,686
       384,500 Omron Corp. (a)                                             6,751
                                                                 ---------------
                                                                          31,083
                                                                 ---------------
               IT CONSULTING & OTHER SERVICES (1.2%)
       244,250 Infosys Technologies Ltd. ADR (b)                          10,083
       260,030 Satyam Computer Services Ltd. ADR(b)                        5,788
                                                                 ---------------
                                                                          15,871
                                                                 ---------------
               OFFICE ELECTRONICS (4.1%)
       943,600 Canon, Inc. (a)                                            42,222
       684,000 Ricoh Co. Ltd (a)                                          11,256
                                                                 ---------------
                                                                          53,478
                                                                 ---------------
               SEMICONDUCTOR EQUIPMENT (0.6%)
       171,538 ASML Holding N.V. (a)                                       4,044
        69,300 Tokyo Electron Ltd. (a)                                     3,934
                                                                 ---------------
                                                                           7,978
                                                                 ---------------
               SEMICONDUCTORS (2.0%)
        33,873 Samsung Electronics Co. Ltd. (a)                           15,909
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USAA INTERNATIONAL FUND
AUGUST 31, 2008 (UNAUDITED)


                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES  SECURITY                                                    (000)
--------------------------------------------------------------------------------
     1,025,775 Taiwan Semiconductor Manufacturing Co. Ltd.
                  ADR (b)                                          $       9,960
                                                                 ---------------
                                                                          25,869
                                                                 ---------------
               Total Information Technology                              134,279
                                                                 ---------------

               MATERIALS (11.5%)
               -----------------
               DIVERSIFIED CHEMICALS (2.9%)
       103,300 AkzoNobel N.V. (a)                                          6,303
       391,990 Bayer AG (a)                                               31,057
                                                                 ---------------
                                                                          37,360
                                                                 ---------------
               DIVERSIFIED METALS & MINING (0.9%)
       367,480 BHP Billiton plc (a)                                       11,508
                                                                 ---------------
               INDUSTRIAL GASES (4.4%)
       180,348 Air Liquide S.A. (a)                                       21,936
       277,390 Linde AG (a)                                               34,948
                                                                 ---------------
                                                                          56,884
                                                                 ---------------
               SPECIALTY CHEMICALS (3.3%)
        28,079 Givaudan S.A. (a)                                          23,360
       363,500 Shin-Etsu Chemical Co. Ltd. (a)                            20,277
                                                                 ---------------
                                                                          43,637
                                                                 ---------------
               Total Materials                                           149,389
                                                                 ---------------

               TELECOMMUNICATION SERVICES (2.6%)
               ---------------------------------
               INTEGRATED TELECOMMUNICATION SERVICES (1.3%)
     7,009,650 Singapore Telecommunications Ltd. (a)                      17,388
                                                                 ---------------
               WIRELESS TELECOMMUNICATION SERVICES (1.3%)
       198,450 America Movil S.A.B. de C.V. ADR "L"                       10,196
       440,320 MTN Group Ltd. (a)                                          6,753
                                                                 ---------------
                                                                          16,949
                                                                 ---------------
               Total Telecommunication Services                           34,337
                                                                 ---------------

               UTILITIES (4.0%)
               ----------------
               ELECTRIC UTILITIES (1.5%)
       320,190 E.ON AG (a)                                                18,708
                                                                 ---------------
               GAS UTILITIES (2.5%)
       567,647 Gaz de France S.A. (a)                                     32,723
                                                                 ---------------
               Total Utilities                                            51,431
                                                                 ---------------
               Total Common Stocks (cost: $1,178,662)                  1,273,636
                                                                 ---------------
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USAA INTERNATIONAL FUND
AUGUST 31, 2008 (UNAUDITED)


                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES  SECURITY                                                    (000)
--------------------------------------------------------------------------------

               PREFERRED SECURITIES (0.7%)

               FINANCIALS (0.7%)
               -----------------
               DIVERSIFIED BANKS (0.7%)
        83,520 Uniao De Bancos Brasileiros S.A. (Unibanco)
                  GDR (b) (cost:  $10,805)                         $       9,985
                                                                 ---------------
               Total Equity Securities (cost: $1,189,467)              1,283,621
                                                                 ---------------

    PRINCIPAL
       AMOUNT
        (000)
 -------------

               MONEY MARKET INSTRUMENTS (1.5%)

               COMMERCIAL PAPER (1.5%)
      $ 19,440 Merrill Lynch & Co., Inc., 2.13%, 9/02/2008                19,439
                                                                 ---------------
               Total Money Market Instruments (cost: $19,439)             19,439
                                                                 ---------------

       NUMBER
    OF SHARES
 -------------


               SHORT-TERM INVESTMENTS PURCHASED WITH CASH
               COLLATERAL FROM SECURITIES LOANED (7.0%)

               MONEY MARKET FUNDS (0.6%)
        58,885 AIM Short-Term Investment Co. Liquid Assets
                  Portfolio, 2.53%(c)                                         59
     8,201,575 Merrill Lynch Premier Institutional Fund, 2.52%(c)          8,202
                                                                 ---------------
               Total Money Market Funds                                    8,261
                                                                 ---------------

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USAA INTERNATIONAL FUND
AUGUST 31, 2008 (UNAUDITED)


    PRINCIPAL                                                             MARKET
       AMOUNT                                                              VALUE
        (000)  SECURITY                                                    (000)
--------------------------------------------------------------------------------

               REPURCHASE AGREEMENTS (6.4%)
     $ 13,000  Banc of America Securities LLC, 2.10%, acquired on
                  8/29/2008 and due 9/02/2008 at $13,000
                  (collateralized by $12,899 of Fannie Mae(e),
                  4.78%, due 11/16/2012; market value $13,261)        $   13,000
       22,000  Credit Suisse First Boston LLC, 2.12%, acquired on
                  8/29/2008 and due 9/02/2008 at $22,000
                  (collateralized by $22,575 of Fannie Mae(e),
                  2.66%(d), due 11/18/2008; market value $22,444)         22,000
       22,000  Deutsche Bank Securities, Inc., 2.12%, acquired on
                  8/29/2008 and due 9/02/2008 at $22,000
                  (collateralized by $22,310 of Federal Home Loan
                  Bank(e), 3.69% - 3.75%, due 8/18/2009 - 6/10/2011;
                  combined market value $22,445)                          22,000
       26,000  HSBC Securities (USA), Inc., 2.10%, acquired on
                  8/29/2008 and due 9/02/2008 at $26,000
                  (collateralized by $26,535 of Freddie Mac(e),
                  2.75% - 4.50%, due 4/11/2011 - 1/15/2015; combined
                  market value $26,524)                                   26,000
                                                                 ---------------
               Total Repurchase Agreements                                83,000
                                                                 ---------------
               Total Short-term Investments Purchased With Cash
                  Collateral From Securities Loaned (cost:
                  $91,261)                                                91,261
                                                                 ---------------

               TOTAL INVESTMENTS (COST: $1,300,167)                $   1,394,321
                                                                 ---------------
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USAA INTERNATIONAL FUND
AUGUST 31, 2008 (UNAUDITED)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this quarterly report pertains only to the USAA International Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund has two classes of shares: International Fund Shares and, effective August 1, 2008, International Fund Institutional Shares. Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are currently only offered for sale to the USAA Target Retirement Funds and not to the general public.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign
securities.   The  Fund's

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USAA INTERNATIONAL FUND
AUGUST 31, 2008 (UNAUDITED)


subadviser has agreed to notify the Manager of significant events it identifies that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, other than ETFs, are valued at their NAV at the end of each business day.

4. Short-term securities with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

6. Repurchase agreements are valued at cost, which approximates market value.

7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

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USAA INTERNATIONAL FUND
AUGUST 31, 2008 (UNAUDITED)


Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Effective June 1, 2008, the Fund adopted Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements" (SFAS 157). This standard clarifies the definition of fair value, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements.

SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a three-level valuation hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Fund's own assumptions in determining the fair value.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2008 in valuing the Fund's assets carried at fair value:

Valuation Inputs                                       Investments in Securities
--------------------------------------------------------------------------------
Level 1 - Quoted Prices                                           $  110,248,000
Level 2 - Other Significant Observable Inputs                      1,284,073,000
Level 3 - Significant Unobservable Inputs                                      -
--------------------------------------------------------------------------------
Total                                                             $1,394,321,000
--------------------------------------------------------------------------------

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USAA INTERNATIONAL FUND
AUGUST 31, 2008 (UNAUDITED)

C. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities.
Government-sponsored enterprises, such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

D. LENDING OF PORTFOLIO SECURITIES - The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending, may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The aggregate fair market value of the loaned portion of these securities as of August 31, 2008, was approximately $86,039,000.

E. As of August 31, 2008, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of August 31, 2008, were $194,008,000 and $99,854,000, respectively, resulting in net unrealized appreciation of $94,154,000.

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $1,305,196,000 at August 31, 2008, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
GDR Global depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

  N O T E S
--------------------------------------------------------------------------------
                             to Portfolio of INVESTMENTS
                             (continued)

USAA INTERNATIONAL FUND
AUGUST 31, 2008 (UNAUDITED)

SPECIFIC NOTES
(a) Security was fair valued at August 31, 2008, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.
(b)     The security or a portion thereof was out on loan as of August 31, 2008.
(c) Rate represents the money market fund annualized seven-day yield at August 31, 2008.
(d) Zero-coupon security. Rate represents the effective yield at the date of purchase.
(e) Securities issued by government-sponsored enterprises are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.
 *      Non-income-producing security.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended August 31, 2008

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    10/24/2008
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    10/28/2008
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    10/28/2008
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.